Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
EBP, Description of Plan	DESCRIPTION OF THE PLAN

The following description of the Cincinnati Financial Corporation Tax-Qualified Savings Plan (the Plan) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.

General — The Plan is a defined contribution plan open to substantially all employees of Cincinnati Financial Corporation (the Company) and its subsidiaries who meet the eligibility requirements outlined in the Plan document. The Plan commenced January 1, 1996 and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

The Plan uses Fidelity Management Trust Company (Fidelity) as trustee and Fidelity Workplace Services LLC as record keeper. The Employee Benefits Committee of the Company serves as administrator of the Plan while the Company serves as Plan sponsor.

Contributions — Contributions to the Plan include (i) salary reduction contributions authorized by participants, (ii) matching contributions made by the Company, (iii) discretionary true-up matching contributions made by the Company, (iv) discretionary profit-sharing contributions made by the Company; and (v) participant rollovers from another qualified plan.

Participants may contribute a percentage of their pretax annual cash compensation each year, as defined in the Plan, subject to certain Internal Revenue Code (IRC) limitations. Participants are eligible for a Company match of 100% up to the first 6% of eligible compensation on a per-pay-period basis; however, those participants who accrue benefits under the Cincinnati Financial Corporation Retirement Plan are not eligible for the Company match. Participants who reach the Internal Revenue Service (IRS) contribution limit before December 31st, and who are employed as of December 31st, may receive a deposit the following year for the difference between what the Company contributed and 6% of total eligible earnings. The Company has the discretion to determine whether the true-up will occur in future years. The Company match is invested according to the participants’ investment directions. Contributions from participants and the Company are recorded each pay period for Plan participants. Eligible participants are initially enrolled in the Plan at a 6% contribution rate to encourage associate savings, with an automatic increase of a participant’s contribution rate by 1% each year to a maximum 10%, for these automatically enrolled participants. Unless directed otherwise, automatic enrollment participants are enrolled in the Plan's designated default investment option, Target Date Funds, which aligns nearest to the participant's retirement date, assumed at age 65. Each participant has the opportunity to elect to withdraw or change the contribution rate prior to automatic enrollment or at any time once enrolled.

Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions; these additional contributions are ineligible for a Company matching contribution. The Plan includes a Roth 401(k) option for participants. This option allows participants to contribute after-tax dollars while contributions and any earnings on those contributions are tax-free upon withdrawal.

The Company may make a discretionary profit-sharing contribution to eligible participants. A participant who is not enrolled in the Company’s high-deductible group health plan is eligible for the discretionary profit-sharing contribution. The Company did not make a profit-sharing contribution during 2025 or 2024.

Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (Rollover). Rollovers from other qualified plans were $9,274,563 during 2025 and $7,675,947 during 2024.

Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, any employer matching contribution and allocations of Plan earnings and charged with withdrawals, administrative expenses and allocations of Plan losses. Allocations are based on participant earnings or account balances, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investments — Participants direct the investment of their contributions into various investment options offered by the Plan, which include the Company’s common stock fund, various registered investment companies (or mutual funds) and a money market fund, subject to certain trading restrictions on some of the investment options. Participants also have the option to invest in a variety of securities through a self-directed brokerage account. The Cincinnati Financial Stock Fund (the Stock Fund) is an Employee Stock Ownership Plan (ESOP), which is primarily invested in common shares of the Company and may also hold cash or other short-term liquid investments to accommodate the ESOP’s liquidity needs. A participant may elect to receive cash dividends on Company stock outside of the Plan or leave the dividends in the Plan to be reinvested.

Vesting — Participants are vested immediately in their contributions plus actual earnings thereon and vested in any Company matching contribution and profit-sharing contribution attributed to them plus actual earnings thereon after three years of eligible service. Unvested participants who are employed by the Company become fully vested in any Company and profit-sharing contribution attributed to them upon reaching age 65 or as defined in the plan.

Notes Receivable from Participants — Participants may borrow from their fund accounts up to a maximum of $50,000 or 50% of their account balance, whichever is less. The loans are secured by the balance in the participant’s account and bear interest equal to the prime rate plus 1%. At December 31, 2025, interest rates on participant loans ranged from 4.25% to 9.50%, with maturity dates through December 2040. Interest income is recorded on the accrual basis. Principal and interest is paid ratably through payroll deductions over a period of up to five years, except for loans used to purchase a primary residence, which are repaid via payroll deduction within a reasonable period as defined by the Plan. Principal and interest paid is credited to applicable funds in the borrower’s account. Participant loans are valued at the outstanding principal balances plus any accrued but unpaid interest. Upon participant termination or retirement, any outstanding loan balance attributed to such participant is treated as a distribution to the participant. Delinquent participant loans are recorded as a deemed distribution based on terms of the Plan document. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Subsequent Events — Subsequent events have been evaluated through June 17, 2026, which is the date the financial statements were issued. Apart from what was disclosed, there were no subsequent events requiring modifications or disclosures in these financial statements.

Payment of Benefits — The Plan provides for benefits to be paid upon retirement, disability, death or separation other than retirement as defined by the Plan document. The Plan also provides for hardship withdrawals to occur as outlined in the Plan document. Plan benefits may be paid in a lump sum of cash or shares of Company common stock. Stock may be paid only for the portion of interest held in the Stock Fund.

Forfeited Accounts — Forfeitures of terminated participants’ nonvested accounts may be used to restore forfeitures, pay Plan expenses and/or reduce the Company’s matching and profit-sharing contributions. Effective January 1, 2025, forfeitures are first used to restore participants' nonvested accounts and then used to reduce the Company's matching and profit-sharing contributions. Forfeiture balances were $46,476 and $18,685 at December 31, 2025 and 2024, respectively. Forfeitures of $854,309 and $938,800 were used to reduce the Company's matching contribution during the years ended December 31, 2025 and 2024, respectively. Forfeiture amounts are reinvested into the Vanguard Federal Money Market Fund until used in a way permitted by the Plan.

Legislation — On December 29, 2022, the SECURE 2.0 Act of 2022 (SECURE 2.0) was enacted as part of the Consolidated Appropriations Act, 2023. The provisions include additional increases to required minimum distribution age, changes to long-term and part-time eligibility, new annual funding notice requirements, increased catch-up limits for some participants, mandatory Roth catch-up requirement for high-income participants, and other provisions. The United States Department of the Treasury and the Internal Revenue Service continue to issue guidance and regulations implementing provisions of SECURE 2.0. Effective for plan years beginning in 2025, participants who attain ages 60 through 63 during the plan year are eligible for an increased catch-up contribution. Effective January 1, 2026, 401(k) catch-up contributions must be made on a Roth (post-tax) basis for participants age 50 and older whose prior year FICA wages exceed an applicable threshold. The deadline for amending plan documents has been extended to December 31, 2026, as such, the Plan sponsor is currently evaluating the provisions of SECURE 2.0 and related guidance to determine the full impact to the Plan and participants.